Investment Securities (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014 Security	Dec. 31, 2013 Security
Investments Debt And Equity Securities [Abstract]
Available for sale securities, restricted	$ 4,700,000	$ 4,000,000
Available for sale securities, pledged	145,500,000	145,800,000
Number of securities consisted in portfolio	300	348
Number of securities in loss position	74	96
Unrealized loss included in other comprehensive	82,200,000	115,100,000
12 months or more	65,249,000	6,391,000
Gross Unrealized Losses	$ 1,300,000	$ 4,200,000